PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 94.5%
Common Stocks — 64.5%
Aerospace & Defense — 1.5%
General Dynamics Corp.	58,900	$10,693,884
Lockheed Martin Corp.	64,800	23,943,600
Northrop Grumman Corp.	52,300	16,926,372
Raytheon Technologies Corp.	229,600	17,741,192
		69,305,048
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	8,660	475,557
FedEx Corp.	12,300	3,493,692
SG Holdings Co. Ltd. (Japan)	9,900	227,510
United Parcel Service, Inc. (Class B Stock)	23,200	3,943,768
Yamato Holdings Co. Ltd. (Japan)	3,200	88,056
		8,228,583
Auto Components — 0.1%
Adient PLC*	64,800	2,864,160
Cie Generale des Etablissements Michelin SCA (France)	462	69,208
Faurecia SE (France)*	224	11,970
Koito Manufacturing Co. Ltd. (Japan)	4,300	289,972
NGK Spark Plug Co. Ltd. (Japan)	900	15,590
Stanley Electric Co. Ltd. (Japan)	400	11,962
Sumitomo Electric Industries Ltd. (Japan)	2,100	31,613
Toyoda Gosei Co. Ltd. (Japan)	1,600	42,197
Toyota Industries Corp. (Japan)	400	35,737
		3,372,409
Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	938	97,475
Daimler AG (Germany)	6,263	558,969
Ford Motor Co.*	473,800	5,804,050
General Motors Co.*	489,300	28,115,178
Honda Motor Co. Ltd. (Japan)	4,500	135,307
Isuzu Motors Ltd. (Japan)	1,600	17,276
Stellantis NV	2,982	52,794
Suzuki Motor Corp. (Japan)	1,000	45,654
Tesla, Inc.*(a)	18,700	12,490,291
Toyota Motor Corp. (Japan)	2,300	179,693
Volkswagen AG (Germany)	88	31,925
Yamaha Motor Co. Ltd. (Japan)	800	19,705
		47,548,317
Banks — 2.5%
Australia & New Zealand Banking Group Ltd. (Australia)	8,084	173,220
Bank of America Corp.	74,850	2,895,947
BNP Paribas SA (France)*	8,125	496,070
BOC Hong Kong Holdings Ltd. (China)	10,500	36,872
Chiba Bank Ltd. (The) (Japan)	49,000	321,566
Citigroup, Inc.	476,250	34,647,187
Commonwealth Bank of Australia (Australia)	5,132	336,224
Credit Agricole SA (France)*	21,913	317,952
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	21,000	$451,411
DNB ASA (Norway)	14,880	316,819
Intesa Sanpaolo SpA (Italy)*	45,259	122,735
Japan Post Bank Co. Ltd. (Japan)	1,000	9,623
JPMorgan Chase & Co.	260,294	39,624,556
KeyCorp	83,200	1,662,336
Mediobanca Banca di Credito Finanziario SpA (Italy)*	1,718	19,074
Mitsubishi UFJ Financial Group, Inc. (Japan)	33,000	175,276
Mizrahi Tefahot Bank Ltd. (Israel)*	420	10,948
Mizuho Financial Group, Inc. (Japan)	6,340	90,884
Nordea Bank Abp (Finland)	20,712	204,124
Oversea-Chinese Banking Corp. Ltd. (Singapore)	31,300	274,012
Popular, Inc. (Puerto Rico)	65,900	4,634,088
Resona Holdings, Inc. (Japan)	5,600	23,532
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	4,503	54,993
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,000	253,604
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	900	31,385
United Overseas Bank Ltd. (Singapore)	3,300	63,505
Wells Fargo & Co.	750,600	29,325,942
		116,573,885
Beverages — 0.6%
Carlsberg A/S (Denmark) (Class B Stock)	275	42,254
Coca-Cola Co. (The)	73,700	3,884,727
Coca-Cola HBC AG (Switzerland)*	560	17,821
Diageo PLC (United Kingdom)	5,762	237,396
Kirin Holdings Co. Ltd. (Japan)	2,200	42,167
Monster Beverage Corp.*	196,400	17,890,076
PepsiCo, Inc.	31,200	4,413,240
		26,527,681
Biotechnology — 1.2%
AbbVie, Inc.	289,300	31,308,046
CSL Ltd. (Australia)	311	62,786
Gilead Sciences, Inc.	344,950	22,294,118
		53,664,950
Building Products — 0.6%
AGC, Inc. (Japan)	600	25,238
American Woodmark Corp.*	15,800	1,557,564
Cie de Saint-Gobain (France)*	6,230	368,336
Geberit AG (Switzerland)	98	62,427
Kingspan Group PLC (Ireland)	406	34,290
Lixil Corp. (Japan)	700	19,458
Masco Corp.	257,800	15,442,220
UFP Industries, Inc.	106,000	8,039,040
Xinyi Glass Holdings Ltd. (Hong Kong)	14,000	45,907
		25,594,480
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets — 1.8%
3i Group PLC (United Kingdom)	6,783	$107,588
Affiliated Managers Group, Inc.	5,800	864,374
Ameriprise Financial, Inc.	102,150	23,744,767
Amundi SA (France), 144A*	176	14,095
Charles Schwab Corp. (The)	44,900	2,926,582
Credit Suisse Group AG (Switzerland)	15,204	159,942
Daiwa Securities Group, Inc. (Japan)	3,900	20,213
Evercore, Inc. (Class A Stock)	42,600	5,612,124
Federated Hermes, Inc.	154,900	4,848,370
Goldman Sachs Group, Inc. (The)	59,200	19,358,400
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,300	195,530
Julius Baer Group Ltd. (Switzerland)	607	38,802
Morgan Stanley	190,100	14,763,166
Nomura Holdings, Inc. (Japan)	29,200	153,664
Raymond James Financial, Inc.	92,900	11,385,824
SBI Holdings, Inc. (Japan)	700	19,084
Schroders PLC (United Kingdom)	5,826	280,667
Standard Life Aberdeen PLC (United Kingdom)	6,075	24,235
UBS Group AG (Switzerland)	31,201	484,233
		85,001,660
Chemicals — 1.5%
Asahi Kasei Corp. (Japan)	1,800	20,777
BASF SE (Germany)	2,062	171,299
Corteva, Inc.	204,500	9,533,790
Covestro AG (Germany), 144A	992	66,179
Element Solutions, Inc.	137,400	2,513,046
Huntsman Corp.	121,900	3,514,377
LANXESS AG (Germany)	2,805	206,942
Mitsubishi Gas Chemical Co., Inc. (Japan)	500	12,304
Mitsui Chemicals, Inc. (Japan)	500	15,826
Mosaic Co. (The)	393,800	12,448,018
Nitto Denko Corp. (Japan)	1,000	85,837
PPG Industries, Inc.	22,400	3,365,824
RPM International, Inc.	120,800	11,095,480
Sherwin-Williams Co. (The)	27,100	20,000,071
Shin-Etsu Chemical Co. Ltd. (Japan)	1,000	168,727
Sumitomo Chemical Co. Ltd. (Japan)	4,300	22,332
Tosoh Corp. (Japan)	14,600	280,312
Trinseo SA(a)	38,200	2,432,194
Westlake Chemical Corp.	23,300	2,068,807
Yara International ASA (Brazil)	474	24,673
		68,046,815
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	4,182	33,800
Dai Nippon Printing Co. Ltd. (Japan)	600	12,618
Herman Miller, Inc.	83,500	3,436,025
Rentokil Initial PLC (United Kingdom)*	4,970	33,169
Secom Co. Ltd. (Japan)	600	50,559
		3,566,171
Communications Equipment — 1.0%
Cisco Systems, Inc.	737,100	38,115,441
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Ubiquiti, Inc.(a)	23,100	$6,890,730
		45,006,171
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	725	24,007
EMCOR Group, Inc.	84,500	9,477,520
Kajima Corp. (Japan)	1,200	17,114
Quanta Services, Inc.	71,000	6,246,580
Skanska AB (Sweden) (Class B Stock)	627	15,719
		15,780,940
Construction Materials — 0.0%
HeidelbergCement AG (Germany)	414	37,644
James Hardie Industries PLC, CDI	1,171	35,523
LafargeHolcim Ltd. (Switzerland)*	5,369	315,701
Taiheiyo Cement Corp. (Japan)	400	10,572
		399,440
Consumer Finance — 0.8%
Capital One Financial Corp.	167,800	21,349,194
OneMain Holdings, Inc.	21,700	1,165,724
Synchrony Financial	408,100	16,593,346
		39,108,264
Containers & Packaging — 0.0%
Smurfit Kappa Group PLC (Ireland)	389	18,414
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	87,150	22,264,211
Industrivarden AB (Sweden) (Class A Stock)*	312	11,483
Industrivarden AB (Sweden) (Class C Stock)*	450	15,793
Investor AB (Sweden) (Class B Stock)	1,232	98,186
Kinnevik AB (Sweden) (Class B Stock)*	664	32,335
M&G PLC (United Kingdom)	7,367	21,029
		22,443,037
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	973,000	29,452,710
BT Group PLC (United Kingdom)*	24,863	53,213
Deutsche Telekom AG (Germany)	4,203	84,763
Elisa OYJ (Finland)	405	24,298
HKT Trust & HKT Ltd. (Hong Kong)	11,000	15,706
Nippon Telegraph & Telephone Corp. (Japan)	7,600	194,804
Orange SA (France)	5,583	68,817
Proximus SADP (Belgium)	7,942	172,383
Telecom Italia SpA (Italy)	24,888	13,448
Telecom Italia SpA (Italy), RSP	18,981	10,898
Telstra Corp. Ltd. (Australia)	11,968	30,991
Verizon Communications, Inc.	569,388	33,109,912
		63,231,943
Electric Utilities — 0.6%
Chubu Electric Power Co., Inc. (Japan)	1,700	21,872

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
CK Infrastructure Holdings Ltd. (Hong Kong)	32,000	$191,016
Endesa SA (Spain)	11,426	302,207
Enel SpA (Italy)	22,623	224,493
Exelon Corp.	368,100	16,100,694
Fortum OYJ (Finland)	14,066	376,167
Iberdrola SA (Spain)	16,935	218,091
Kansai Electric Power Co., Inc. (The) (Japan)	2,000	21,657
NRG Energy, Inc.	305,750	11,535,948
Power Assets Holdings Ltd. (Hong Kong)	3,500	20,723
Red Electrica Corp. SA (Spain)	13,701	243,271
Terna Rete Elettrica Nazionale SpA (Italy)	3,910	29,573
Tohoku Electric Power Co., Inc. (Japan)	1,200	11,340
		29,297,052
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	15,888	482,510
Acuity Brands, Inc.(a)	62,300	10,279,500
Atkore, Inc.*	21,350	1,535,065
Eaton Corp. PLC	37,200	5,144,016
Emerson Electric Co.	46,000	4,150,120
Mitsubishi Electric Corp. (Japan)	4,900	74,962
Nidec Corp. (Japan)	500	61,104
Schneider Electric SE (France)	3,476	531,136
		22,258,413
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.*	32,200	3,568,404
Azbil Corp. (Japan)	400	17,307
Hirose Electric Co. Ltd. (Japan)	100	15,443
Ibiden Co. Ltd. (Japan)	300	13,899
IPG Photonics Corp.*	10,700	2,257,058
Jabil, Inc.	69,400	3,619,904
Murata Manufacturing Co. Ltd. (Japan)	4,900	393,698
Shimadzu Corp. (Japan)	700	25,429
TDK Corp. (Japan)	400	55,839
Zebra Technologies Corp. (Class A Stock)*	9,000	4,366,620
		14,333,601
Energy Equipment & Services — 0.0%
Baker Hughes Co.	2,000	43,220
Entertainment — 1.0%
Activision Blizzard, Inc.	224,300	20,859,900
Capcom Co. Ltd. (Japan)	600	19,536
Electronic Arts, Inc.	148,200	20,061,834
Konami Holdings Corp. (Japan)	300	17,947
Netflix, Inc.*	7,300	3,808,118
Nintendo Co. Ltd. (Japan)	900	504,267
		45,271,602
Equity Real Estate Investment Trusts (REITs) — 1.1%
Apple Hospitality REIT, Inc.	75,850	1,105,134
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.	45,200	$7,780,276
Gaming & Leisure Properties, Inc.	141,967	6,023,660
Goodman Group (Australia)	25,270	348,223
Japan Metropolitan Fund Investment Corp. (Japan)	14	14,357
Japan Real Estate Investment Corp. (Japan)	3	17,747
Klepierre SA (France)	543	12,671
Link REIT (Hong Kong)	5,700	52,086
Omega Healthcare Investors, Inc.	41,300	1,512,819
Orix JREIT, Inc. (Japan)	173	301,432
PotlatchDeltic Corp.	55,200	2,921,184
Prologis, Inc.	118,800	12,592,800
Stockland (Australia)	100,953	337,423
Weyerhaeuser Co.	523,700	18,643,720
		51,663,532
Food & Staples Retailing — 1.2%
Carrefour SA (France)	1,718	31,049
Coles Group Ltd. (Australia)	3,642	44,418
Costco Wholesale Corp.	11,800	4,159,264
Etablissements Franz Colruyt NV (Belgium)	438	26,164
ICA Gruppen AB (Sweden)	288	14,089
Kesko OYJ (Finland) (Class B Stock)	680	20,815
Koninklijke Ahold Delhaize NV (Netherlands)	12,421	346,441
Kroger Co. (The)	432,600	15,569,274
Seven & i Holdings Co. Ltd. (Japan)	2,000	80,709
Sprouts Farmers Market, Inc.*	114,400	3,045,328
Sundrug Co. Ltd. (Japan)	200	7,326
Tesco PLC (United Kingdom)	50,451	159,358
Walmart, Inc.	230,000	31,240,900
Wm Morrison Supermarkets PLC (United Kingdom)	8,958	22,571
		54,767,706
Food Products — 0.5%
Archer-Daniels-Midland Co.	86,200	4,913,400
Danone SA (France)	1,703	116,659
Kraft Heinz Co. (The)(a)	154,300	6,172,000
Nestle SA (Switzerland)	5,315	592,487
NH Foods Ltd. (Japan)	1,900	81,660
Orkla ASA (Norway)	16,351	160,330
Tate & Lyle PLC (United Kingdom)	14,472	153,572
Tyson Foods, Inc. (Class A Stock)	153,700	11,419,910
WH Group Ltd. (Hong Kong), 144A	348,500	283,760
Wilmar International Ltd. (China)	32,400	131,086
		24,024,864
Gas Utilities — 0.1%
Enagas SA (Spain)	665	14,450
Snam SpA (Italy)	15,477	85,836
UGI Corp.	135,100	5,540,451
		5,640,737

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	296,800	$35,568,512
Align Technology, Inc.*	31,200	16,895,736
Becton, Dickinson & Co.	86,900	21,129,735
BioMerieux (France)	114	14,510
Danaher Corp.	90,900	20,459,772
DiaSorin SpA (Italy)	67	10,775
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	5,076	114,037
GN Store Nord A/S (Denmark)	350	27,558
IDEXX Laboratories, Inc.*	14,700	7,192,857
ResMed, Inc.	24,300	4,714,686
Sonova Holding AG (Switzerland)*	406	107,546
		106,235,724
Health Care Providers & Services — 1.6%
Amplifon SpA (Italy)*	360	13,401
Anthem, Inc.	67,400	24,193,230
Fresenius Medical Care AG & Co. KGaA (Germany)	3,167	233,745
Fresenius SE & Co. KGaA (Germany)	4,908	218,909
Medipal Holdings Corp. (Japan)	15,100	290,163
Sonic Healthcare Ltd. (Australia)	11,553	308,762
UnitedHealth Group, Inc.	128,900	47,959,823
		73,218,033
Health Care Technology — 0.0%
M3, Inc. (Japan)	1,200	82,395
Hotels, Restaurants & Leisure — 0.9%
Darden Restaurants, Inc.	44,800	6,361,600
Domino’s Pizza, Inc.	9,200	3,383,668
Evolution Gaming Group AB (Sweden), 144A	2,836	418,922
Jack in the Box, Inc.	24,400	2,678,632
La Francaise des Jeux SAEM (France), 144A	1,846	84,048
McDonald’s Corp.	100,100	22,436,414
McDonald’s Holdings Co. Japan Ltd. (Japan)	2,400	110,783
Starbucks Corp.	60,400	6,599,908
Tabcorp Holdings Ltd. (Australia)	6,192	22,046
		42,096,021
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)*	30,876	318,280
D.R. Horton, Inc.	73,600	6,559,232
Electrolux AB (Sweden) (Class B Stock)	630	17,506
Husqvarna AB (Sweden) (Class B Stock)	7,589	109,470
Iida Group Holdings Co. Ltd. (Japan)	14,000	339,274
Panasonic Corp. (Japan)	20,700	267,548
Rinnai Corp. (Japan)	100	11,233
Sekisui House Ltd. (Japan)	1,600	34,424
Sony Group Corp. (Japan)	3,700	389,784
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Taylor Wimpey PLC (United Kingdom)*	9,825	$24,462
		8,071,213
Household Products — 1.0%
Essity AB (Sweden) (Class B Stock)	1,607	50,769
Henkel AG & Co. KGaA (Germany)	279	27,682
Procter & Gamble Co. (The)	348,505	47,198,032
Reckitt Benckiser Group PLC (United Kingdom)	51	4,577
		47,281,060
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	406,800	10,906,308
Electric Power Development Co. Ltd. (Japan)	400	6,995
Vistra Corp.	422,400	7,468,032
		18,381,335
Industrial Conglomerates — 1.1%
3M Co.	131,500	25,337,420
CK Hutchison Holdings Ltd. (United Kingdom)	7,000	56,093
DCC PLC (United Kingdom)	2,503	217,542
Honeywell International, Inc.	118,700	25,766,209
Investment AB Latour (Sweden) (Class B Stock)	432	11,198
Siemens AG (Germany)	242	39,748
		51,428,210
Insurance — 1.1%
Aflac, Inc.	49,600	2,538,528
Ageas SA/NV (Belgium)	6,062	365,580
AIA Group Ltd. (Hong Kong)	9,800	120,168
Allianz SE (Germany)	952	242,536
Allstate Corp. (The)	157,500	18,096,750
American Financial Group, Inc.	38,900	4,438,490
Assicurazioni Generali SpA (Italy)	4,247	85,185
Aviva PLC (United Kingdom)	53,347	301,193
Chubb Ltd.	24,900	3,933,453
Gjensidige Forsikring ASA (Norway)	4,968	116,630
Japan Post Insurance Co. Ltd. (Japan)	700	14,399
Legal & General Group PLC (United Kingdom)	64,563	249,126
Medibank Private Ltd. (Australia)	7,880	16,764
MetLife, Inc.	196,400	11,939,156
NN Group NV (Netherlands)	7,987	391,537
Old Republic International Corp.	285,900	6,244,056
Phoenix Group Holdings PLC (United Kingdom)	1,547	15,696
Poste Italiane SpA (Italy), 144A	27,108	345,503
Swiss Life Holding AG (Switzerland)	52	25,581
T&D Holdings, Inc. (Japan)	1,400	18,067
		49,498,398
Interactive Media & Services — 4.2%
Alphabet, Inc. (Class A Stock)*	28,850	59,503,702
Alphabet, Inc. (Class C Stock)*	25,832	53,436,850

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	272,950	$80,391,963
REA Group Ltd. (Australia)	138	14,895
SEEK Ltd. (Australia)*	903	19,665
		193,367,075
Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.*	39,600	122,525,568
eBay, Inc.	327,200	20,037,728
HelloFresh SE (Germany)*	389	29,068
ZOZO, Inc. (Japan)	300	8,896
		142,601,260
IT Services — 2.9%
Accenture PLC (Class A Stock)	128,650	35,539,563
Adyen NV (Netherlands), 144A*	52	116,209
Amdocs Ltd.	27,900	1,957,185
Atos SE (France)*	283	22,119
Automatic Data Processing, Inc.	117,600	22,164,072
Bechtle AG (Germany)	1,496	280,851
Capgemini SE (France)	440	74,929
Cognizant Technology Solutions Corp. (Class A Stock)	283,500	22,147,020
Computershare Ltd. (Australia)	1,343	15,413
EPAM Systems, Inc.*	30,500	12,099,045
Fujitsu Ltd. (Japan)	600	86,985
International Business Machines Corp.	82,000	10,927,320
NEC Corp. (Japan)	800	47,263
Nomura Research Institute Ltd. (Japan)	800	24,823
NTT Data Corp. (Japan)	1,700	26,380
Obic Co. Ltd. (Japan)	1,500	275,305
PayPal Holdings, Inc.*	81,200	19,718,608
SCSK Corp. (Japan)	3,800	225,840
TIS, Inc. (Japan)	600	14,340
Visa, Inc. (Class A Stock)(a)	30,400	6,436,592
		132,199,862
Leisure Products — 0.4%
American Outdoor Brands, Inc.*	36,675	924,210
Brunswick Corp.	134,800	12,855,876
Shimano, Inc. (Japan)	600	143,431
Smith & Wesson Brands, Inc.(a)	190,100	3,317,245
		17,240,762
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	42,900	5,454,306
Eurofins Scientific SE (Luxembourg)*	3,419	327,557
IQVIA Holdings, Inc.*	10,600	2,047,284
PerkinElmer, Inc.	18,500	2,373,365
Sartorius Stedim Biotech (France)	78	32,189
Thermo Fisher Scientific, Inc.	65,100	29,710,338
		39,945,039
Machinery — 1.6%
AGCO Corp.	133,600	19,191,640
Amada Co. Ltd. (Japan)	1,800	20,129
ANDRITZ AG (Austria)	451	20,358
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class B Stock)	1,042	$54,264
Cummins, Inc.	75,400	19,536,894
Deere & Co.	54,100	20,240,974
Dover Corp.	20,700	2,838,591
Epiroc AB (Sweden) (Class A Stock)	11,541	261,639
Epiroc AB (Sweden) (Class B Stock)	1,075	22,402
FANUC Corp. (Japan)	600	142,844
Illinois Tool Works, Inc.	6,800	1,506,336
Kone OYJ (Finland) (Class B Stock)	928	75,753
Kurita Water Industries Ltd. (Japan)	5,900	254,355
Makita Corp. (Japan)	600	25,764
MINEBEA MITSUMI, Inc. (Japan)	900	23,152
Nabtesco Corp. (Japan)	400	18,356
Nordson Corp.	6,700	1,331,156
Parker-Hannifin Corp.	10,100	3,185,843
Pentair PLC	5,700	355,224
Sandvik AB (Sweden)*	3,162	86,463
Schindler Holding AG (Switzerland)	55	15,766
SKF AB (Sweden) (Class B Stock)	1,085	30,860
SMC Corp. (Japan)	200	116,453
Spirax-Sarco Engineering PLC (United Kingdom)	165	25,906
Techtronic Industries Co. Ltd. (Hong Kong)	5,500	94,373
Timken Co. (The)	42,300	3,433,491
Volvo AB (Sweden) (Class B Stock)*	4,042	102,560
		73,011,546
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	9	19,627
AP Moller - Maersk A/S (Denmark) (Class B Stock)	122	283,845
Kuehne + Nagel International AG (Switzerland)	255	72,764
Nippon Yusen KK (Japan)	500	17,124
		393,360
Media — 0.4%
Comcast Corp. (Class A Stock)	126,900	6,866,559
Gray Television, Inc.	96,300	1,771,920
News Corp. (Class A Stock)	117,700	2,993,111
Nexstar Media Group, Inc. (Class A Stock)	15,400	2,162,622
Omnicom Group, Inc.	91,600	6,792,140
Publicis Groupe SA (France)	580	35,434
Schibsted ASA (Norway) (Class B Stock)*	276	9,865
		20,631,651
Metals & Mining — 0.7%
Anglo American PLC (South Africa)	3,380	133,090
ArcelorMittal SA (Luxembourg)*	2,083	60,655
BHP Group Ltd. (Australia)	8,242	285,262
BHP Group PLC (Australia)	15,779	456,084
BlueScope Steel Ltd. (Australia)	1,300	19,197

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Boliden AB (Sweden)	3,334	$123,798
Evraz PLC (Russia)	10,845	86,298
Fortescue Metals Group Ltd. (Australia)	23,761	362,679
Freeport-McMoRan, Inc.*	371,500	12,233,495
Newcrest Mining Ltd. (Australia)	2,109	39,562
Newmont Corp.	307,700	18,545,079
Norsk Hydro ASA (Norway)	3,486	22,361
Rio Tinto Ltd. (Australia)	979	82,556
Rio Tinto PLC (Australia)	6,953	532,384
Sumitomo Metal Mining Co. Ltd. (Japan)	600	26,041
		33,008,541
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
TPG RE Finance Trust, Inc.	95,900	1,074,080
Multiline Retail — 0.8%
Dollar Tree, Inc.*	105,600	12,086,976
Target Corp.	117,800	23,332,646
Wesfarmers Ltd. (Australia)	7,326	293,950
		35,713,572
Multi-Utilities — 0.4%
MDU Resources Group, Inc.	39,000	1,232,790
Sempra Energy	144,000	19,091,520
		20,324,310
Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp.	18,700	1,959,573
Cimarex Energy Co.	96,700	5,743,013
ConocoPhillips	399,800	21,177,406
ENEOS Holdings, Inc. (Japan)	8,600	39,071
Equinor ASA (Norway)	3,008	58,880
Exxon Mobil Corp.	135,900	7,587,297
Kinder Morgan, Inc.	802,200	13,356,630
Lundin Energy AB (Sweden)	10,225	321,534
Neste OYJ (Finland)	1,206	64,003
OMV AG (Austria)	6,301	318,740
Pioneer Natural Resources Co.	58,500	9,290,970
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	11,401	221,512
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	10,510	192,945
Santos Ltd. (Australia)	4,609	25,031
Targa Resources Corp.	31,100	987,425
TOTAL SE (France)	7,136	332,920
Washington H Soul Pattinson & Co. Ltd. (Australia)	319	7,671
World Fuel Services Corp.	16,300	573,760
		62,258,381
Personal Products — 0.1%
L’Oreal SA (France)	689	264,442
Medifast, Inc.	10,800	2,287,656
Unilever PLC (United Kingdom)	11,077	620,668
		3,172,766
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 2.9%
AstraZeneca PLC (United Kingdom)	862	$86,167
Bayer AG (Germany)	1,171	74,250
Bristol-Myers Squibb Co.	452,200	28,547,386
Chugai Pharmaceutical Co. Ltd. (Japan)	1,900	77,234
Eli Lilly & Co.	40,100	7,491,482
GlaxoSmithKline PLC (United Kingdom)	29,096	516,298
Hikma Pharmaceuticals PLC (Jordan)	509	16,014
Ipsen SA (France)	791	67,917
Johnson & Johnson	196,748	32,335,534
Merck & Co., Inc.	388,800	29,972,592
Merck KGaA (Germany)	365	62,417
Novartis AG (Switzerland)	9,430	805,575
Novo Nordisk A/S (Denmark) (Class B Stock)	4,806	323,685
Ono Pharmaceutical Co. Ltd. (Japan)	2,200	57,592
Otsuka Holdings Co. Ltd. (Japan)	6,600	280,291
Pfizer, Inc.	847,400	30,701,302
Roche Holding AG (Switzerland)	1,755	567,164
Sanofi (France)	6,065	599,807
Shionogi & Co. Ltd. (Japan)	700	37,750
UCB SA (Belgium)	360	34,316
		132,654,773
Professional Services — 0.0%
Adecco Group AG (Switzerland)	1,612	108,860
Experian PLC (United Kingdom)	2,567	88,542
Persol Holdings Co. Ltd. (Japan)	600	11,808
Randstad NV (Netherlands)	4,275	301,084
Recruit Holdings Co. Ltd. (Japan)	900	44,199
SGS SA (Switzerland)	17	48,370
Teleperformance (France)	131	47,860
		650,723
Real Estate Management & Development — 0.0%
CK Asset Holdings Ltd. (Hong Kong)	6,500	39,646
Daito Trust Construction Co. Ltd. (Japan)	200	23,242
Fastighets AB Balder (Sweden) (Class B Stock)*	288	14,277
Henderson Land Development Co. Ltd. (Hong Kong)	4,000	18,039
Mitsubishi Estate Co. Ltd. (Japan)	3,400	59,475
Sino Land Co. Ltd. (Hong Kong)	8,000	11,172
Sumitomo Realty & Development Co. Ltd. (Japan)	900	31,898
Sun Hung Kai Properties Ltd. (Hong Kong)	4,000	60,848
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	17,500	132,568
Swire Properties Ltd. (Hong Kong)	3,400	10,531
Swiss Prime Site AG (Switzerland)	216	19,932
		421,628
Road & Rail — 0.2%
Nippon Express Co. Ltd. (Japan)	200	14,912

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Werner Enterprises, Inc.	189,700	$8,948,149
		8,963,061
Semiconductors & Semiconductor Equipment — 4.1%
Advantest Corp. (Japan)	600	53,199
Applied Materials, Inc.	254,400	33,987,840
ASM International NV (Netherlands)	276	80,690
ASML Holding NV (Netherlands)	1,160	714,015
Broadcom, Inc.	8,200	3,802,012
Entegris, Inc.	51,200	5,724,160
Intel Corp.	686,150	43,913,600
KLA Corp.	36,200	11,960,480
Micron Technology, Inc.*	36,700	3,237,307
MKS Instruments, Inc.	83,800	15,538,196
Qorvo, Inc.*	45,400	8,294,580
QUALCOMM, Inc.	151,800	20,127,162
Rohm Co. Ltd. (Japan)	200	19,757
Semtech Corp.*	32,400	2,235,600
Skyworks Solutions, Inc.	98,100	17,999,388
STMicroelectronics NV (Switzerland)	1,765	67,377
Texas Instruments, Inc.	120,500	22,773,295
Tokyo Electron Ltd. (Japan)	1,300	556,732
		191,085,390
Software — 5.7%
Adobe, Inc.*	73,250	34,820,853
Autodesk, Inc.*	41,600	11,529,440
Cadence Design Systems, Inc.*	15,100	2,068,549
Intuit, Inc.	13,100	5,018,086
Microsoft Corp.	739,300	174,304,761
NortonLifeLock, Inc.	218,600	4,647,436
Oracle Corp.	397,750	27,910,118
Paycom Software, Inc.*	5,100	1,887,306
SAP SE (Germany)	1,487	182,523
Synopsys, Inc.*	11,000	2,725,580
WiseTech Global Ltd. (Australia)	408	9,044
		265,103,696
Specialty Retail — 1.1%
AutoNation, Inc.*	69,700	6,497,434
Hibbett Sports, Inc.*(a)	23,900	1,646,471
Home Depot, Inc. (The)	88,700	27,075,675
JD Sports Fashion PLC (United Kingdom)*	1,237	14,168
Kingfisher PLC (United Kingdom)*	23,892	105,165
L Brands, Inc.*	47,300	2,925,978
Lowe’s Cos., Inc.	51,500	9,794,270
Nitori Holdings Co. Ltd. (Japan)	300	58,209
Shimamura Co. Ltd. (Japan)	2,800	323,722
Sleep Number Corp.*	9,800	1,406,202
USS Co. Ltd. (Japan)	5,800	113,799
Yamada Holdings Co. Ltd. (Japan)	3,800	20,575
		49,981,668
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	1,142,700	139,580,805
Brother Industries Ltd. (Japan)	6,300	139,817
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Canon, Inc. (Japan)	2,800	$63,380
FUJIFILM Holdings Corp. (Japan)	900	53,574
HP, Inc.	335,600	10,655,300
Logitech International SA (Switzerland)	3,578	374,212
NetApp, Inc.	129,600	9,418,032
		160,285,120
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc.*	59,200	4,762,640
Deckers Outdoor Corp.*	23,800	7,863,996
Hermes International (France)	87	96,408
LVMH Moet Hennessy Louis Vuitton SE (France)	766	511,209
Pandora A/S (Denmark)*	270	28,925
Swatch Group AG (The) (Switzerland)	140	7,801
Tapestry, Inc.*	133,800	5,513,898
		18,784,877
Tobacco — 0.6%
Altria Group, Inc.	480,450	24,579,822
British American Tobacco PLC (United Kingdom)	14,575	554,512
Imperial Brands PLC (United Kingdom)	2,561	52,916
Japan Tobacco, Inc. (Japan)	17,100	328,667
Swedish Match AB (Sweden)	441	34,434
		25,550,351
Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	1,203	71,510
Boise Cascade Co.	28,700	1,717,121
Brenntag SE (Germany)	4,503	384,972
Ferguson PLC	2,885	344,299
GMS, Inc.*	48,100	2,008,175
ITOCHU Corp. (Japan)	4,000	129,845
Marubeni Corp. (Japan)	8,800	73,358
Mitsubishi Corp. (Japan)	3,800	107,636
Mitsui & Co. Ltd. (Japan)	18,600	387,488
MonotaRO Co. Ltd. (Japan)	600	16,301
Toyota Tsusho Corp. (Japan)	500	21,077
W.W. Grainger, Inc.	8,200	3,287,626
		8,549,408
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	3,500	107,408
SoftBank Corp. (Japan)	26,600	346,288
SoftBank Group Corp. (Japan)	4,000	341,210
Vodafone Group PLC (United Kingdom)	151,883	277,375
		1,072,281

Total Common Stocks (cost $2,029,326,935)		2,975,056,505
Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF	2,488	188,764
(cost $135,052)

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	151	$12,020
Porsche Automobil Holding SE (Germany) (PRFC)	418	44,394
Volkswagen AG (Germany) (PRFC)	719	201,667
		258,081
Banks — 0.0%
Citigroup Capital XIII, 6.582%, Maturing 10/30/40	22,000	591,800
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,877	211,355

Total Preferred Stocks (cost $885,456)		1,061,236

Units
Rights* — 0.0%
Gas Utilities
Snam SpA (Italy), expiring 04/08/21	11,949	12
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.0%
Automobiles — 1.6%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B
3.130%	02/18/25		1,000	1,028,777
Series 2019-01, Class C
3.360%	02/18/25		1,000	1,043,438
Series 2019-02, Class C
2.740%	04/18/25		2,000	2,076,913
Series 2019-03, Class C
2.320%	07/18/25		3,400	3,507,502
Series 2020-02, Class C
1.480%	02/18/26		600	611,417
Series 2020-03, Class C
1.060%	08/18/26		1,000	1,002,277
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25		1,600	1,734,502
Series 2019-02A, Class A, 144A
3.350%	09/22/25		3,000	3,219,914
Series 2019-03A, Class A, 144A
2.360%	03/20/26		4,000	4,161,690
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,800	1,868,765
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	1,899	1,529,735
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	3,600	2,870,719
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		3,800	$4,094,985
Series 2019-01, Class A, 144A
3.520%	07/15/30		5,000	5,385,846
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,726,801
Series 2020-02, Class A, 144A
1.060%	04/15/33		6,300	6,243,251
Ford Credit Floorplan Master Owner Trust,
Series 2018-02, Class A
3.170%	03/15/25		8,350	8,793,464
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		500	522,436
GMF Floorplan Owner Revolving Trust,
Series 2019-02, Class A, 144A
2.900%	04/15/26		5,700	6,074,883
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24		2,262	2,276,831
Series 2019-01A, Class A, 144A
3.630%	09/14/27		5,500	5,939,097
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		800	810,766
Series 2020-03, Class C
1.120%	01/15/26		2,600	2,619,890
Series 2020-04, Class C
1.010%	01/15/26		1,600	1,605,227
Series 2021-01, Class C
0.750%	02/17/26		3,000	2,992,865
				75,741,991
Collateralized Loan Obligations — 3.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.612%(c)	07/22/32		3,750	3,753,333
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.521%(c)	07/15/29		500	500,383
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.221%(c)	10/15/28		4,500	4,501,532
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.111%(c)	07/15/29		1,500	1,494,974
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	3,000	3,518,276

A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.043%(c)	01/17/28	1,120	$1,120,251
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.491%(c)	04/15/29	3,000	3,000,223
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.623%(c)	10/18/26	57	57,042
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.584%(c)	10/20/32	5,800	5,810,301
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.423%(c)	10/17/31	9,750	9,751,313
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31	2,000	2,000,005
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.245%(c)	04/26/31	4,000	4,001,782
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.542%(c)	07/22/32	3,750	3,753,334
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.195%(c)	02/05/31	248	248,500
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.363%(c)	10/19/28	9,767	9,770,423
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.694%(c)	04/20/32	5,750	5,784,075
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
1.399%(c)	10/20/31	6,729	6,729,221
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.210%(c)	01/20/29	5,125	5,125,498
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.344%(c)	04/21/31	2,372	2,372,112
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.501%(c)	07/15/30	1,250	$1,250,217
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.554%(c)	07/20/32	10,000	10,008,731
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.274%(c)	07/20/30	3,500	3,500,532
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.504%(c)	10/20/31	7,419	7,422,342
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.455%(c)	10/30/30	1,484	1,483,454
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.614%(c)	07/20/32	3,750	3,754,067
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.353%(c)	01/17/31	1,500	1,500,068
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.323%(c)	07/16/31	2,350	2,350,061
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.504%(c)	10/20/31	8,750	8,775,504
Series 2018-01A, Class A1AR, 144A
—%(p)	10/20/31	8,750	8,750,936
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
1.393%(c)	07/25/31	1,000	1,000,001
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.523%(c)	07/17/26	333	333,593
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.463%(c)	01/17/30	2,479	2,480,131
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.064%(c)	04/20/28	3,502	3,503,167
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.684%(c)	07/20/32	3,000	3,015,245
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.428%(c)	01/25/31	2,500	2,497,719

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.121%(c)	07/15/27	643	$642,622
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.373%(c)	01/17/31	2,750	2,751,089
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.323%(c)	07/17/31	3,500	3,501,304
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.424%(c)	10/20/31	5,750	5,752,778
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.611%(c)	07/15/29	1,700	1,701,176
			149,267,315
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.906%(c)	09/14/32	326	325,715
Series 2020-01A, Class A, 144A
3.840%	05/14/32	1,200	1,258,993
Series 2020-02A, Class A, 144A
1.750%	09/14/35	2,100	2,104,445
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,600	1,620,756
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,100	1,112,693
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	600	599,795
			7,022,397
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,930,670
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	853,487
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	2,654,083
Series 2019-B, Class A5, 144A
2.290%	11/12/41	2,400	2,494,112
			8,932,352
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.759%(c)	03/25/33		34	$35,269
Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.909%(c)	06/25/24		3,250	3,222,190
Residential Mortgage-Backed Securities — 0.2%
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		628	628,379
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,196	1,200,515
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.904%(c)	06/25/34		138	136,829
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,144	1,167,159
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	2,343	2,472,837
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.709%(c)	02/25/57		1,795	1,794,958
Series 2020-04, Class A1, 144A
1.750%	10/25/60		1,207	1,225,122
				8,625,799
Student Loans — 0.5%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		1,234	1,265,843
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		954	991,494
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		328	337,799
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		650	659,953
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		1,169	1,195,178
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		842	861,275
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		2,291	2,326,019
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		1,046	1,067,789
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		2,027	2,080,434

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	1,600	$1,626,854
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	1,736	1,810,836
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	1,988	2,045,593
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	2,396	2,446,399
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	2,289	2,368,356
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,400	2,469,923
			23,553,745

Total Asset-Backed Securities (cost $272,288,095)			276,401,058
Commercial Mortgage-Backed Securities — 5.3%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	4,216,871
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	7,046,045
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	6,055,719
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,495,749
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	7,422,659
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,901,323
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	1,203	1,265,373
Series 2014-GC23, Class A3
3.356%	07/10/47	2,179	2,329,809
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	5,266,369
Series 2016-GC37, Class A3
3.050%	04/10/49	5,639	5,877,866
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,971,408
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	797	791,033
Series 2014-CR18, Class A4
3.550%	07/15/47	2,664	2,849,385
Series 2014-CR20, Class A3
3.326%	11/10/47	4,740	5,029,689
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	6,555,737
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,979	$3,206,137
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,556,524
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.340%(cc)	05/25/22	21,390	251,064
Series K021, Class X1, IO
1.400%(cc)	06/25/22	6,220	69,761
Series K055, Class X1, IO
1.360%(cc)	03/25/26	13,559	795,496
Series K057, Class AM
2.624%	08/25/26	7,230	7,708,222
Series K064, Class AM
3.327%(cc)	03/25/27	5,900	6,499,387
Series K068, Class AM
3.315%	08/25/27	5,600	6,190,242
Series K069, Class AM
3.248%(cc)	09/25/27	1,050	1,154,764
Series K070, Class AM
3.364%	12/25/27	1,525	1,688,500
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	4,031,417
Series K076, Class AM
3.900%	04/25/28	2,575	2,925,341
Series K077, Class AM
3.850%(cc)	05/25/28	950	1,085,575
Series K080, Class AM
3.986%(cc)	07/25/28	7,050	8,090,787
Series K081, Class AM
3.900%(cc)	08/25/28	3,500	4,029,956
Series K086, Class AM
3.919%(cc)	12/25/28	1,300	1,492,550
Series K087, Class AM
3.832%(cc)	12/25/28	1,350	1,539,284
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	4,915,832
Series W5FX, Class AFX
2.970%(cc)	04/25/28	2,260	2,413,769
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.811%(c)	11/21/35	1,550	1,550,000
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,877	4,090,884
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	6,192,571
Series 2016-GS03, Class A3
2.592%	10/10/49	5,780	5,963,992
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,769,229
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	5,658,481

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	798	$846,622
Series 2015-C27, Class A3A1
2.920%	02/15/48	5,191	5,479,754
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	634	653,044
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,351	1,381,915
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	10,856,563
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	2,127,437
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	13,999,229
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,766,939
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	7,140,298
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,725,753
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	4,598,686
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,726,870
Series 2013-C05, Class A3
2.920%	03/10/46	703	719,333
Series 2013-C06, Class A3
2.971%	04/10/46	1,746	1,798,965
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	8,364,371
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,937,849
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	7,768,421
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	6,789,991

Total Commercial Mortgage-Backed Securities (cost $233,537,960)			247,626,840
Corporate Bonds — 9.2%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	2,153,574
3.750%	02/01/50(a)	2,130	2,034,349
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	906	941,124
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	$999,257
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,429,765
			7,558,069
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,545	2,360,505
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	3,740	3,985,677
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,250	1,288,534
			7,634,716
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,370	2,301,808
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	459	473,452
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	175	183,094
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	1,041,236
			3,999,590
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46(a)	1,220	1,281,346
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	192,091
3.350%	11/01/22	4,205	4,284,820
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	980	1,253,611
6.600%	04/01/36	760	985,242
General Motors Financial Co., Inc.,
Gtd. Notes
3.550%	04/09/21	805	805,277
3.950%	04/13/24	2,800	3,018,622
			11,821,009

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 2.8%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.344%(c)	04/12/23	800	$810,801
Sr. Unsec’d. Notes
3.848%	04/12/23	1,000	1,062,713
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,665	1,764,967
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	1,440	1,444,621
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,445,896
2.496%(ff)	02/13/31	3,085	3,063,719
3.824%(ff)	01/20/28	955	1,050,833
4.125%	01/22/24	4,830	5,279,197
4.271%(ff)	07/23/29	510	574,954
Sub. Notes, MTN
4.000%	01/22/25	2,000	2,187,767
4.450%	03/03/26	8,455	9,498,835
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	558,650
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	916,728
3.684%	01/10/23	585	598,416
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	4,392,328
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,800	1,762,046
2.219%(ff)	06/09/26	2,330	2,388,838
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.289%(c)	05/17/21(a)(oo)	2,205	2,201,993
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,400	1,411,415
Sr. Unsec’d. Notes
3.200%	10/21/26	1,870	2,011,135
3.700%	01/12/26	6,180	6,792,668
Sub. Notes
4.450%	09/29/27	5,965	6,708,809
4.750%	05/18/46	820	971,694
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27	1,495	1,461,617
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,160	1,176,640
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,582,629
4.282%	01/09/28	1,370	1,507,244
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	440	440,850
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,640	$1,644,516
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,400	2,485,675
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	1,083,958
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(a)(oo)	740	816,322
Sr. Unsec’d. Notes
3.500%	01/23/25	4,100	4,422,952
3.750%	02/25/26	1,010	1,108,532
3.814%(ff)	04/23/29	540	591,668
3.850%	01/26/27	2,910	3,191,971
Sub. Notes
6.750%	10/01/37	104	146,658
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,645	1,662,088
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.682%(c)	07/30/21(oo)	978	974,781
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	1,045	1,034,125
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	695	766,527
3.964%(ff)	11/15/48	3,250	3,584,171
4.005%(ff)	04/23/29	2,170	2,421,370
4.452%(ff)	12/05/29	3,350	3,837,999
Sub. Notes
3.875%	09/10/24	3,775	4,134,373
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.851%(c)	07/15/21(a)(oo)	840	839,306
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	8,775	9,621,323
3.875%	01/27/26	675	750,709
4.431%(ff)	01/23/30	515	589,708
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,255	1,367,608
Sub. Notes, GMTN
4.350%	09/08/26	3,825	4,318,436
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	4,400	4,316,208
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	2,083,976
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
4.703%(c)	09/30/24	2,670	2,668,703
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	4,197,700
			130,729,366

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	620	$736,853
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	450	580,324
8.000%	11/15/39	1,285	2,030,744
8.200%	01/15/39(a)	250	399,454
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,400	1,502,062
			5,249,437
Biotechnology — 0.0%
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	570	492,133
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	765,529
4.750%	01/15/28	700	725,129
			1,490,658
Chemicals — 0.2%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
5.875%	01/31/50	285	286,179
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,500	1,514,972
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	1,015	1,203,810
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	45	56,334
9.400%	05/15/39	347	586,440
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	1,360,541
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	804,671
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22(a)	2,000	2,104,960
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	742,231
6.500%	09/27/28	670	720,570
			9,380,708
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	$1,086,761
6.700%	06/01/34	420	573,610
7.000%	10/15/37	380	549,553
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,500	1,641,105
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	2,600	2,602,545
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	1,190	1,253,740
5.250%	01/15/30(a)	385	418,195
5.875%	09/15/26	135	141,529
			8,267,038
Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	519,927
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	947,023
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	560	716,331
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	357,602
			2,540,883
Electric — 0.9%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	765,316
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	404,879
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	818,128
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,733,182
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	281,864
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	3,210	3,210,000
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	550	749,785

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Ref. Mortgage
4.000%	09/30/42	570	$636,960
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	873,179
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25	2,245	2,540,535
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	414,392
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,425	1,661,903
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	395,901
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	190,680
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,910	3,216,047
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	521,742
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,339,255
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,696,995
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	319,553
2.450%	12/02/27	1,395	1,382,322
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	1,030,750
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	1,360	1,459,412
5.000%	03/15/44	695	834,170
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	1,760	1,764,993
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50(a)	1,005	809,717
3.700%	05/01/28	1,280	1,415,321
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	712,313
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	654,535
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,400	$1,578,924
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		580	601,099
First Ref. Mortgage, Series C
3.600%	02/01/45		860	846,413
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		725	747,645
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		2,135	2,233,181
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	560,753
				39,401,844
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27(a)		1,050	1,142,369
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		700	713,137
5.500%	07/31/47		800	789,913
				2,645,419
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49(a)		1,290	1,456,660
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,720	1,938,211
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		660	603,057
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		1,625	1,741,269
				5,739,197
Gas — 0.1%
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		65	72,818
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		1,205	1,114,383
3.490%	05/15/27(a)		3,285	3,568,530
				4,755,731
Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,635	1,954,783

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	300	$387,542
2.250%	03/07/39	EUR	400	549,330
				2,891,655
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		515	722,608
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		390	463,196
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
3.750%	03/15/29		625	627,793
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		100	100,778
5.375%	02/01/25		455	507,627
5.875%	02/01/29		525	611,376
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		940	1,109,665
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		190	194,358
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29(a)		765	781,196
				5,118,597
Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		525	579,685
6.625%	07/15/27		700	754,701
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		800	861,640
				2,196,026
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		1,695	1,869,385
Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	1,254,822
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	1,028,888
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		410	452,139
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
5.000%	03/30/43	200	$231,807
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	943,370
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	150,434
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	1,635,370
6.850%	12/16/39	124	178,260
			5,875,090
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	980	1,005,185
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,260	1,286,801
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	1,500	1,547,036
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	580	556,958
4.800%	03/01/50	1,260	1,356,610
5.375%	04/01/38	1,950	2,317,499
6.384%	10/23/35	875	1,133,802
6.484%	10/23/45	1,386	1,816,758
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	225	251,375
6.400%	05/15/38	530	761,800
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	429,878
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,450	1,744,445
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,040	1,082,875
			12,999,036
Mining — 0.0%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	425	585,736

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	$1,273,286
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	905	911,941
2.750%	01/06/23	315	325,902
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	289	295,948
			1,533,791
Oil & Gas — 0.4%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	1,400	1,400,800
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,334,766
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44	835	1,064,867
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47	210	256,552
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	346,834
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	366,403
6.510%	03/07/22	580	608,371
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,995	2,192,668
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	550	618,430
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36	2,000	1,017,080
6.450%	09/15/36	1,155	1,272,517
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	370	446,288
6.500%	02/01/38	275	331,923
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30	797	827,150
5.600%	01/03/31(a)	1,650	1,738,311
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	471	492,363
6.500%	03/13/27	330	345,102
7.690%	01/23/50	2,146	1,992,430
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gtd. Notes, MTN
6.750%	09/21/47	373	$318,980
6.875%	08/04/26	670	717,104
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	1,445	1,472,245
			19,161,184
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
1.570%	01/15/26	5,135	5,055,166
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	800	831,451
			5,886,617
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,175	1,279,419
4.250%	11/21/49	2,515	2,846,889
4.500%	05/14/35	1,910	2,223,224
4.550%	03/15/35	2,190	2,551,551
4.700%	05/14/45	1,460	1,729,868
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,600	1,781,404
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	474	517,795
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	410	477,045
4.250%	10/26/49	475	559,526
5.000%	08/15/45	490	629,644
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	9,285	10,627,296
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	3,810	4,498,957
5.125%	07/20/45	610	749,759
5.300%	12/05/43	250	312,498
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	1,608,035
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	1,380	1,413,894
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	69,810
			33,876,614

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 0.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	$1,635,933
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	1,115	1,248,103
5.000%	05/15/50(a)	1,435	1,487,384
6.125%	12/15/45	180	206,007
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22	675	709,270
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25(a)	1,345	1,471,766
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	2,260	2,003,856
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	1,559,977
4.000%	03/15/28(a)	1,980	2,186,982
4.875%	06/01/25	3,250	3,659,666
5.200%	03/01/47	40	45,753
5.500%	02/15/49	395	470,750
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	182,546
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	5,205	5,238,583
4.500%	03/15/50	295	299,438
4.950%	07/13/47	935	991,909
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	125,496
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	315	350,891
4.900%	01/15/45	1,000	1,108,631
5.100%	09/15/45	500	575,950
			25,558,891
Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,686,714
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	1,900	2,009,186
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,179,235
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	3,480	3,482,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	1,125	$1,103,263
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	1,250	1,326,576
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	3,235	3,419,576
			14,207,226
Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	707,154
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	5,194,676
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	750	816,722
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,375	1,417,907
			8,136,459
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.750%	04/15/29	5,175	5,817,019
Gtd. Notes, 144A
3.500%	02/15/41	510	488,585
			6,305,604
Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,425	1,302,609
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	1,857,761
			3,160,370
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	770	718,842
4.300%	02/15/30	615	692,351
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	1,216	1,154,215
3.500%	09/15/53	5,308	4,908,655
3.650%	09/15/59	160	146,446
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	1,900	1,940,860

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	300	$317,472
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27(a)	1,150	1,174,362
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	250	252,016
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/15/30	8,000	8,680,811
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	1,600	1,597,902
2.650%	11/20/40	1,575	1,439,562
4.016%	12/03/29	1,900	2,124,603
4.125%	08/15/46	725	797,528
4.500%	08/10/33	1,205	1,403,812
4.862%	08/21/46	860	1,036,157
			28,385,594
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	862,412
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	975,523
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	117,053
			1,954,988

Total Corporate Bonds (cost $399,764,075)			424,973,933
Municipal Bonds — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	274,510
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	2,047,788
Taxable, Revenue Bonds
2.574%	04/01/31	1,210	1,250,753
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,930,616
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	726,698
7.625%	03/01/40	215	345,823
7.550%	04/01/39	245	396,924
			6,698,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	$1,014,342
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,480,811
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,395,404
			4,876,215
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,684,437
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,425,325
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	582,009
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	351,792
			933,801
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	599,869
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	726,104
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	574,482

Total Municipal Bonds (cost $14,545,449)			18,807,687
Residential Mortgage-Backed Securities — 1.6%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	16	15,785
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.560%(cc)	02/25/35	209	215,587
Bellemeade Re Ltd. (Bermuda),
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	08/25/28	107	107,419

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.209%(c)	07/25/29	404	$403,881
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.709%(c)	07/25/29	1,200	1,205,469
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.509%(c)	06/25/30	223	223,992
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.409%(c)	08/26/30	126	126,466
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	06/25/30	435	435,000
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.256%(cc)	09/15/21^	3,029	3,015,113
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.859%(c)	08/29/22	3,546	3,542,417
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
2.811%(cc)	02/25/37	125	126,420
CIM Trust,
Series 2017-05, Class A3, 144A
4.000%(cc)	05/25/57	600	599,997
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,197	2,198,005
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,092	1,162,247
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.909%(c)	04/25/29	181	180,827
FHLMC REMICS,
Series 4535, Class PA
3.000%	03/15/44	982	1,024,498
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	03/25/30	522	522,764
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.617%(c)	11/25/50	3,020	3,034,165
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.709%(c)	07/25/50	1,483	1,495,307
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.359%(c)	09/25/50	225	234,005
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	09/25/48	3	$3,259
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.759%(c)	05/25/29	168	168,335
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
2.964%(cc)	07/25/35	54	54,199
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	424	423,536
Mello Warehouse Securitization Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	10/25/53	1,815	1,815,352
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.809%(c)	02/25/55	2,400	2,399,810
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.356%(c)	01/23/23	575	575,102
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.456%(c)	04/23/23	550	549,958
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.456%(c)	04/23/23	1,060	1,059,919
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.106%(c)	08/10/23	1,570	1,567,209
Series 2021-01, Class A2, 144A
0.000%(cc)	03/10/22^	3,700	3,700,000
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.715%(c)	12/11/21	7,510	7,512,576
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)
2.250%(c)	09/23/21	5,100	5,102,814
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.500%)
3.500%(c)	09/23/21	3,510	3,512,785
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	01/25/48	481	482,402
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.659%(c)	07/25/28	136	136,369

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	07/25/29	47	$47,399
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.859%(c)	07/25/30	515	518,774
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.924%(c)	12/25/22	3,508	3,528,785
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.015%(c)	02/27/24	5,582	5,575,772
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.810%(c)	02/25/55^	3,365	3,365,000
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,020	1,098,703
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.607%(c)	05/20/21	3,360	3,360,857
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.007%(c)	04/11/22^	3,700	3,700,000
Series 2021-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.759%(c)	01/26/54	2,840	2,839,819
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.578%(cc)	02/25/34	82	83,046

Total Residential Mortgage-Backed Securities (cost $72,800,458)			73,051,144
Sovereign Bonds — 0.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	3,350	3,635,404
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	710	694,449
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	175	186,366
7.375%	09/18/37	625	826,176
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28	1,040	1,109,012
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25	400	426,222
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,500	$1,958,511
4.450%	02/11/24		505	550,999
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		950	1,074,911
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	2,100	2,607,326
4.750%	01/08/26		540	611,042
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		200	200,080
2.125%	10/25/23		1,400	1,454,468
2.625%	04/20/22		2,000	2,046,681
3.000%	03/12/24		400	427,359
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		515	561,197
4.500%	04/16/50		475	524,588
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,105	1,176,854
4.817%	03/14/49		200	245,370
5.103%	04/23/48		915	1,159,348
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,395	1,911,830
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		1,325	1,338,861
2.875%	03/04/23		1,785	1,856,065
4.000%	04/17/25		1,035	1,139,104
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,800	1,844,155
3.250%	06/01/23		800	847,231
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		1,025	1,255,989
5.100%	06/18/50(a)		545	675,632

Total Sovereign Bonds (cost $30,087,793)				32,345,230
U.S. Government Agency Obligations — 6.4%
Federal Home Loan Bank
5.500%	07/15/36(k)		1,080	1,560,758
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,499	1,448,982
1.500%	03/01/51		893	863,851
1.500%	04/01/51		500	483,430
2.000%	01/01/32		670	689,727
2.000%	06/01/40		1,595	1,621,624
2.000%	10/01/40		2,202	2,228,239
2.000%	10/01/50		3,408	3,403,950
2.000%	02/01/51		46	46,044
2.500%	03/01/30		356	373,251
2.500%	10/01/32		725	760,844

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	04/01/51	10,977	$11,274,259
3.000%	10/01/28	244	260,310
3.000%	06/01/29	625	665,043
3.000%	03/01/32	745	794,073
3.000%	01/01/37	337	354,377
3.000%	01/01/43	676	718,794
3.000%	07/01/43	1,337	1,416,124
3.000%	01/01/47	3,650	3,858,035
3.000%	02/01/50	3,120	3,254,294
3.500%	03/01/42	357	385,606
3.500%	06/01/42	216	233,497
3.500%	01/01/47	666	710,694
3.500%	02/01/47	826	878,612
4.000%	06/01/26	330	352,198
4.000%	09/01/26	161	172,138
4.000%	10/01/39	608	673,544
4.000%	12/01/40	252	277,888
4.000%	10/01/41	256	280,999
4.000%	01/01/42	89	97,909
4.000%	10/01/45	323	352,184
4.500%	09/01/39	185	208,126
4.500%	10/01/39	1,058	1,192,878
4.500%	12/01/39	316	354,038
4.500%	07/01/41	92	99,676
4.500%	07/01/41	1,566	1,765,628
4.500%	08/01/41	124	135,315
4.500%	08/01/41	191	211,361
4.500%	08/01/41	252	280,804
4.500%	10/01/41	102	111,244
4.500%	10/01/46	205	227,052
4.500%	12/01/47	975	1,067,978
5.000%	05/01/34	16	19,013
5.000%	05/01/34	144	167,413
5.000%	08/01/35	16	18,131
5.000%	09/01/35	29	33,605
5.000%	10/01/36	26	30,243
5.000%	05/01/37	16	18,787
5.000%	07/01/37	307	357,242
5.000%	09/01/38	39	45,379
5.000%	09/01/38	41	47,474
5.000%	09/01/38	47	54,332
5.000%	02/01/39	16	18,222
5.000%	06/01/39	47	54,572
5.500%	02/01/34	31	34,411
5.500%	04/01/34	290	327,638
5.500%	06/01/34	70	82,109
5.500%	06/01/34	138	161,170
5.500%	05/01/37	37	43,306
5.500%	02/01/38	283	332,725
5.500%	05/01/38	53	62,005
5.500%	07/01/38	247	290,227
6.000%	03/01/32	132	150,353
6.000%	12/01/33	47	53,278
6.000%	07/01/36	3	3,265
6.000%	12/01/36	6	7,776
6.000%	05/01/37	10	11,427
6.000%	12/01/37	16	18,077
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	01/01/38	3	$3,877
6.000%	01/01/38	10	11,606
6.000%	01/01/38	210	247,962
6.000%	10/01/38	67	80,325
6.000%	08/01/39	33	39,294
6.750%	09/15/29	185	260,389
6.750%	03/15/31	500	723,961
7.000%	01/01/31	16	18,856
7.000%	06/01/31	13	13,730
7.000%	09/01/31	3	3,054
7.000%	10/01/31	30	34,940
7.000%	10/01/32	28	30,301
Federal National Mortgage Assoc.
1.500%	11/01/50	1,001	967,846
1.500%	12/01/50	239	231,284
1.500%	02/01/51	107	103,009
1.500%	03/01/51	960	928,490
1.500%	04/01/51	2,800	2,707,677
2.000%	TBA	28,500	28,394,239
2.000%	08/01/31	990	1,018,451
2.000%	02/01/41	2,811	2,849,606
2.000%	10/01/50	11,394	11,380,754
2.500%	TBA(tt)	9,500	9,748,633
2.500%	TBA	17,500	17,920,410
2.500%	01/01/28	733	765,077
2.500%	10/01/43	732	758,238
2.500%	12/01/46	1,255	1,293,379
2.500%	08/01/50	4,115	4,227,125
3.000%	02/01/27	1,035	1,097,830
3.000%	08/01/30	663	701,959
3.000%	11/01/36	1,529	1,592,558
3.000%	12/01/42	796	842,556
3.000%	12/01/42	1,354	1,439,515
3.000%	03/01/43	207	218,600
3.000%	11/01/46	201	212,272
3.000%	01/01/47	1,572	1,646,974
3.000%	02/01/47	1,079	1,140,241
3.000%	03/01/47	842	885,771
3.000%	03/01/49	1,351	1,409,559
3.000%	11/01/49	1,096	1,140,971
3.000%	12/01/49	728	762,170
3.000%	12/01/49	918	955,908
3.000%	02/01/50	3,356	3,496,350
3.000%	03/01/50	810	843,798
3.500%	07/01/31	651	700,805
3.500%	11/01/32	336	366,179
3.500%	02/01/33	787	847,773
3.500%	05/01/33	1,206	1,293,408
3.500%	06/01/39	471	509,836
3.500%	01/01/42	3,823	4,131,004
3.500%	05/01/42	1,765	1,908,131
3.500%	07/01/42	613	665,955
3.500%	08/01/42	217	234,216
3.500%	08/01/42	651	707,316
3.500%	09/01/42	620	669,972
3.500%	09/01/42	1,188	1,288,537
3.500%	11/01/42	361	390,091

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	03/01/43	2,329	$2,531,073
3.500%	04/01/43	399	433,851
3.500%	04/01/43	922	1,002,092
3.500%	07/01/43	191	207,153
3.500%	06/01/45	3,539	3,798,780
3.500%	07/01/46	595	633,656
3.500%	11/01/46	1,053	1,122,718
3.500%	09/01/47	984	1,044,189
3.500%	01/01/48	6,908	7,327,657
3.500%	05/01/48	950	1,004,453
3.500%	06/01/48	3,900	4,179,787
4.000%	12/01/36	785	861,145
4.000%	10/01/41	2,069	2,275,209
4.000%	07/01/44	758	833,540
4.000%	09/01/44	1,414	1,550,018
4.000%	10/01/46	554	601,407
4.000%	06/01/47	707	764,344
4.000%	09/01/47	276	297,219
4.000%	11/01/47	725	794,634
4.000%	11/01/47	1,369	1,477,922
4.000%	12/01/47	3,848	4,152,381
4.000%	03/01/49	8,555	9,153,113
4.500%	07/01/33	35	39,174
4.500%	08/01/33	9	10,115
4.500%	09/01/33	30	33,327
4.500%	10/01/33	83	92,167
4.500%	03/01/34	25	27,397
4.500%	01/01/35	2	1,834
4.500%	07/01/39	607	684,277
4.500%	08/01/39	465	524,170
4.500%	09/01/39	283	315,029
4.500%	12/01/39	3	3,788
4.500%	03/01/41	1,038	1,163,926
4.500%	07/01/42	95	106,636
5.000%	03/01/34	170	196,269
5.000%	04/01/35	406	469,636
5.000%	06/01/35	99	114,914
5.000%	07/01/35	78	90,241
5.000%	07/01/35	98	114,615
5.000%	09/01/35	68	79,159
5.000%	11/01/35	77	89,163
5.000%	02/01/36	55	64,231
5.500%	02/01/33	89	103,560
5.500%	08/01/33	159	182,827
5.500%	10/01/33	44	50,716
5.500%	12/01/33	37	42,929
5.500%	12/01/34	112	130,949
5.500%	10/01/35	464	543,054
5.500%	03/01/36	48	53,437
5.500%	04/01/36	104	119,994
5.500%	01/01/37	51	59,567
5.500%	04/01/37	26	30,964
5.500%	05/01/37	159	186,958
5.500%	08/01/37	199	232,491
6.000%	05/01/21	—(r)	154
6.000%	10/01/33	181	207,979
6.000%	11/01/33	22	24,630
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	11/01/33	28	$31,728
6.000%	01/01/34	221	263,819
6.000%	02/01/34	80	92,090
6.000%	03/01/34	2	1,867
6.000%	03/01/34	11	12,734
6.000%	03/01/34	26	29,860
6.000%	11/01/34	21	23,412
6.000%	01/01/35	32	36,867
6.000%	01/01/35	108	123,402
6.000%	02/01/35	2	2,838
6.000%	02/01/35	102	114,600
6.000%	02/01/35	163	194,435
6.000%	04/01/35	13	15,283
6.000%	05/01/36	32	37,718
6.000%	06/01/36	14	16,299
6.000%	02/01/37	53	63,889
6.000%	06/01/37	23	26,621
6.000%	05/01/38	140	166,758
6.250%	05/15/29	950	1,283,609
6.500%	09/01/32	1	1,104
6.500%	09/01/32	12	13,972
6.500%	09/01/32	33	38,309
6.500%	09/01/32	37	42,722
6.500%	10/01/32	38	43,914
6.500%	04/01/33	46	53,944
6.500%	11/01/33	20	23,221
6.500%	01/01/34	30	34,806
6.500%	09/01/34	47	53,470
6.500%	10/01/34	28	32,210
6.500%	09/01/36	105	123,573
6.500%	10/01/36	20	23,370
6.500%	11/01/36	36	40,073
6.500%	01/01/37	38	42,451
6.500%	01/01/37	98	112,403
6.500%	09/01/37	12	14,585
6.625%	11/15/30(k)	550	783,778
7.000%	02/01/32	16	18,347
7.000%	05/01/32	12	14,050
7.000%	06/01/32	13	14,709
7.000%	07/01/32	41	46,976
7.125%	01/15/30(k)	3,600	5,184,250
Government National Mortgage Assoc.
2.000%	12/20/50	1,981	2,001,194
2.500%	TBA	11,000	11,349,766
2.500%	03/20/43	538	561,080
2.500%	12/20/46	573	594,637
3.000%	03/15/45	605	634,024
3.000%	11/20/45	744	787,383
3.000%	03/20/46	4,715	4,991,582
3.000%	07/20/46	3,119	3,292,946
3.000%	10/20/46	1,037	1,092,449
3.000%	12/20/46	691	729,621
3.000%	02/20/47	1,459	1,543,357
3.000%	12/20/49	357	371,797
3.500%	12/20/42	1,278	1,387,443
3.500%	05/20/43	260	282,684
3.500%	03/20/45	946	1,013,986

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	04/20/45	1,294	$1,385,923
3.500%	07/20/46	4,785	5,094,903
3.500%	06/20/49	7,600	8,021,940
4.000%	06/15/40	101	110,497
4.000%	05/20/41	199	220,448
4.000%	12/20/42	456	506,215
4.000%	08/20/44	190	210,793
4.000%	11/20/45	1,008	1,107,329
4.000%	12/20/45	1,093	1,197,888
4.000%	11/20/46	242	264,703
4.000%	09/20/47	3,685	3,976,090
4.000%	02/20/49	2,427	2,597,766
4.500%	04/15/40	382	428,833
4.500%	01/20/41	891	1,012,091
4.500%	02/20/41	548	623,033
4.500%	06/20/44	587	658,302
4.500%	09/20/46	333	372,434
4.500%	11/20/46	659	738,389
4.500%	03/20/47	587	644,940
4.500%	05/20/48	718	776,811
4.500%	06/20/48	960	1,041,565
4.500%	08/20/48	3,062	3,349,478
5.000%	10/20/37	83	95,283
5.000%	04/20/45	543	623,565
5.500%	11/15/32	59	67,398
5.500%	02/15/33	40	46,071
5.500%	08/15/33	51	56,860
5.500%	08/15/33	70	77,563
5.500%	09/15/33	40	43,986
5.500%	09/15/33	63	71,550
5.500%	10/15/33	61	69,808
5.500%	12/15/33	6	6,738
5.500%	04/15/34	237	274,433
5.500%	07/15/35	46	53,784
5.500%	02/15/36	94	108,203
6.000%	02/15/33	2	1,958
6.000%	04/15/33	13	14,929
6.000%	09/15/33	11	12,714
6.000%	12/15/33	30	35,452
6.000%	12/15/33	72	81,353
6.000%	01/15/34	14	16,689
6.000%	01/15/34	27	31,042
6.000%	06/20/34	55	64,988
6.000%	07/15/34	116	138,649
6.000%	10/15/34	153	176,562
6.500%	10/15/23	—(r)	556
6.500%	12/15/23	2	1,781
6.500%	01/15/24	1	605
6.500%	01/15/24	1	1,230
6.500%	01/15/24	2	1,876
6.500%	01/15/24	7	7,331
6.500%	01/15/24	7	7,759
6.500%	01/15/24	28	31,123
6.500%	02/15/24	—(r)	139
6.500%	02/15/24	—(r)	173
6.500%	02/15/24	1	1,488
6.500%	02/15/24	1	1,577
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	02/15/24	2	$2,147
6.500%	02/15/24	3	3,796
6.500%	02/15/24	4	4,855
6.500%	02/15/24	5	5,828
6.500%	02/15/24	7	7,927
6.500%	02/15/24	19	20,842
6.500%	04/15/24	—(r)	112
6.500%	04/15/24	1	876
6.500%	04/15/24	1	1,181
6.500%	04/15/24	1	1,371
6.500%	04/15/24	1	1,498
6.500%	04/15/24	6	6,650
6.500%	05/15/24	6	6,667
6.500%	05/15/24	9	10,163
6.500%	10/15/24	8	8,742
6.500%	12/15/30	6	6,806
6.500%	01/15/32	16	18,633
6.500%	02/15/32	12	13,964
6.500%	07/15/32	32	36,278
6.500%	08/15/32	4	4,123
6.500%	08/15/32	7	8,252
6.500%	08/15/32	26	28,987
6.500%	08/15/32	146	171,254
6.500%	06/15/35	27	31,808
6.500%	07/15/35	6	7,251
8.000%	01/15/24	4	4,446
8.000%	04/15/25	2	2,625

Total U.S. Government Agency Obligations (cost $287,913,146)			294,597,628
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bonds
1.375%	11/15/40	2,860	2,435,022
1.625%	11/15/50	2,000	1,668,438
2.875%	05/15/43(h)	4,325	4,733,172
3.625%	02/15/44	490	602,853
U.S. Treasury Notes
0.750%	03/31/26	90	89,206
1.125%	02/15/31(a)	3,985	3,765,202
3.125%	11/15/28(k)	625	698,926
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39(k)	3,780	2,433,670
2.228%(s)	05/15/28(k)	718	643,844
2.365%(s)	08/15/44	3,095	1,725,583
2.395%(s)	11/15/43	1,156	655,262

Total U.S. Treasury Obligations (cost $20,347,773)			19,451,178

Total Long-Term Investments (cost $3,361,632,192)			4,363,561,215

Shares
Short-Term Investments — 8.8%
Affiliated Mutual Funds — 8.8%
PGIM Core Ultra Short Bond Fund(wa)	349,425,231	349,425,231

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $54,487,686; includes $54,479,991 of cash collateral for securities on loan)(b)(wa)	54,594,011	$54,566,715

Total Affiliated Mutual Funds (cost $403,912,917)		403,991,946

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
0.045%	09/16/21	350	349,964
(cost $349,927)

Option Purchased*~ — 0.0%
(cost $162,928)	557,344

Total Short-Term Investments (cost $404,425,772)	404,899,254

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.3% (cost $3,766,057,964)	4,768,460,469

Options Written*~ — (0.0)%
(premiums received $73,079)	(280,031)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.3% (cost $3,765,984,885)	4,768,180,438

Liabilities in excess of other assets(z) — (3.3)%	(153,526,761)

Net Assets — 100.0%	$4,614,653,677

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
bps	Basis Points
CDI	Chess Depository Interest
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CPI	Consumer Price Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ERISA	Employee Retirement Income Security Act of 1974
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,780,113 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,006,632; cash collateral of $54,479,991 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 9,500,000 is 0.2% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/21/21	$134.00		174		174	$557,344
(cost $162,928)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/21/21	$132.00		174		174	$(280,031)
(premiums received $73,079)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
140	2 Year U.S. Treasury Notes	Jun. 2021	$30,901,719	$(6,236)
192	10 Year U.S. Treasury Notes	Jun. 2021	25,140,000	(58,260)
61	10 Year U.S. Ultra Treasury Notes	Jun. 2021	8,764,938	(311,041)
413	20 Year U.S. Treasury Bonds	Jun. 2021	63,847,219	(1,547,416)
408	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	73,937,250	(3,740,372)
11	Mini MSCI EAFE Index	Jun. 2021	1,205,600	(5,524)
6	S&P 500 E-Mini Index	Jun. 2021	1,190,220	10,343
				(5,658,506)
Short Positions:
30	5 Year Euro-Bobl	Jun. 2021	4,752,249	(10,172)
267	5 Year U.S. Treasury Notes	Jun. 2021	32,947,383	113,006
20	10 Year Euro-Bund	Jun. 2021	4,017,201	(1,029)
13	Euro Schatz Index	Jun. 2021	1,708,976	(88)
				101,717
				$(5,556,789)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/06/21	Citibank, N.A.	EUR	13,157	$15,538,071	$15,430,787	$—	$(107,284)

A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	6,044	$4,755,103	$4,809,964	$—	$(54,861)
Euro,
Expiring 04/06/21	BNP Paribas S.A.	EUR	10,350	12,571,894	12,138,941	432,953	—
Expiring 04/06/21	The Toronto-Dominion Bank	EUR	2,807	3,394,489	3,291,847	102,642	—
Expiring 05/05/21	Citibank, N.A.	EUR	13,157	15,547,452	15,440,150	107,302	—
				$36,268,938	$35,680,902	642,897	(54,861)
						$642,897	$(162,145)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	4,100	0.393%	$19,542	$16,068	$3,474	Bank of America, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,730	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(73,367)	$(73,367)
7,460	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(167,662)	(167,662)
A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Inflation swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
22,580	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$(74,054)	$(334,065)	$(260,011)
11,175	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(107,620)	(107,620)
				$(74,054)	$(682,714)	$(608,660)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	1,190	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	$(10,808)	$(207,855)	$(197,047)
	3,730	01/12/26	0.392%(A)	1 Day USOIS(1)(A)	—	69,675	69,675
	7,460	01/13/26	0.406%(A)	1 Day USOIS(1)(A)	—	134,676	134,676
	22,580	02/02/26	0.362%(A)	1 Day USOIS(1)(A)	204,829	480,069	275,240
	11,175	02/18/26	0.506%(A)	1 Day USOIS(1)(A)	—	165,864	165,864
					$194,021	$642,429	$448,408

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bloomberg Barclays Capital U.S. CMBS (ERISA Only) Index (M)	1 Month LIBOR - 15 bps (M)	Barclays Bank PLC	5/01/21	15,971	$(159,911)	$—	$(159,911)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A28